Fair Value Measurements - Additional Information (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Receivables sold to Investors		$ 500,300,000	$ 500,300,000
Assets measured at fair value on a nonrecurring basis	$ 0	0
Liabilities measured at fair value on a nonrecurring basis	$ 0	$ 0